Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summarized investment per segment [line items]
Investments general account	€ 157,831	€ 156,541
Investments for account of policyholders	250,953	224,172	€ 226,374
Investments on balance sheet	408,784	380,713
Off-balance sheet investments third parties	614,136	539,220
Total revenue-generating investments	1,022,920	919,933
Financial assets, excluding derivatives	155,188	154,156
Investments in real estate	2,643	2,385	2,901
Total investments on balance sheet	408,784	380,713
Investments in joint ventures	1,743	1,376	1,983
Investments in associates	1,289	1,264	363
Other assets	56,436	60,461
Assets	468,252	443,814	€ 439,769
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	99,884	99,580
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	46,823	44,519
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	258,871	233,762
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	3,206	2,853
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,015	1,979
Investments for account of policyholders	29,539	25,288
Financial assets, excluding derivatives	2,015	1,979
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	97,195	99,350
Investments for account of policyholders	19,821	19,885
Financial assets, excluding derivatives	97,195	99,350
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	46,823	44,519
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9,155	8,308
Investments for account of policyholders	9,080	9,755
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,643	2,385
Investments for account of policyholders	563	467
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	191,950	168,777
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments general account	80,938	77,431
Investments for account of policyholders	115,596	104,374
Investments on balance sheet	196,534	181,805
Off-balance sheet investments third parties	240,248	215,216
Total revenue-generating investments	436,782	397,021
Total investments on balance sheet	196,534	181,805
Investments in joint ventures	56	0
Investments in associates	0	60
Other assets	37,447	35,010
Assets	234,037	216,875
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	65,694	63,864
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	11,352	10,477
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	119,450	107,427
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Investments in real estate	39	37
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	493	442
Investments for account of policyholders	0	0
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	61,014	59,419
Investments for account of policyholders	0	0
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	11,352	10,477
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,040	7,056
Investments for account of policyholders	0	0
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	39	37
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	115,596	104,374
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments general account	66,384	68,561
Investments for account of policyholders	25,673	25,603
Investments on balance sheet	92,058	94,164
Off-balance sheet investments third parties	7,711	6,144
Total revenue-generating investments	99,769	100,308
Total investments on balance sheet	92,058	94,164
Investments in joint ventures	343	327
Investments in associates	1,103	1,004
Other assets	13,271	19,467
Assets	106,775	114,962
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	24,443	25,972
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	35,358	33,882
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	29,669	31,979
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Investments in real estate	2,588	2,331
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,410	1,376
Investments for account of policyholders	9,078	8,227
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	26,951	30,880
Investments for account of policyholders	12,044	12,150
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	35,358	33,882
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	79	91
Investments for account of policyholders	3,493	4,520
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,588	2,331
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	1,059	706
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,876	1,994
Investments for account of policyholders	108,713	93,240
Investments on balance sheet	110,589	95,234
Off-balance sheet investments third parties	151,097	119,347
Total revenue-generating investments	261,687	214,580
Total investments on balance sheet	110,589	95,234
Investments in joint ventures	0	0
Investments in associates	9	8
Other assets	3,160	3,740
Assets	113,758	98,982
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,299	1,494
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	108,727	93,272
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments in real estate	563	467
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	29	34
Investments for account of policyholders	20,221	16,877
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,159	1,077
Investments for account of policyholders	7,649	7,579
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	687	883
Investments for account of policyholders	5,581	5,232
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	563	467
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	74,698	63,084
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments general account	296	208
Investments for account of policyholders	0	0
Investments on balance sheet	296	208
Off-balance sheet investments third parties	212,779	192,098
Total revenue-generating investments	213,076	192,307
Total investments on balance sheet	296	208
Investments in joint ventures	368	204
Investments in associates	151	151
Other assets	510	545
Assets	1,326	1,109
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	257	134
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	40	74
Asset management [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9	9
Investments for account of policyholders	0	0
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	11	48
Investments for account of policyholders	0	0
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	276	152
Investments for account of policyholders	0	0
Asset management [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	21	108
Investments for account of policyholders	0	0
Investments on balance sheet	21	108
Off-balance sheet investments third parties	0	0
Total revenue-generating investments	21	108
Total investments on balance sheet	21	108
Investments in joint ventures	39	0
Investments in associates	20	21
Other assets	32,975	34,190
Assets	33,056	34,319
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	28
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	20	40
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1	40
Holding and other activities [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1	44
Investments for account of policyholders	0	0
Holding and other activities [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	1
Investments for account of policyholders	0	0
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	20	40
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	23
Investments for account of policyholders	0	0
Holding and other activities [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
International [Member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,315	8,238
Investments for account of policyholders	974	959
Investments on balance sheet	9,288	9,197
Off-balance sheet investments third parties	2,300	6,752
Total revenue-generating investments	11,589	15,948
Total investments on balance sheet	9,288	9,197
Investments in joint ventures	936	846
Investments in associates	18	35
Other assets	2,736	2,405
Assets	12,979	12,482
International [Member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	8,191	8,088
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	93	120
International [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	987	973
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	16	16
Investments for account of policyholders	0
Investments in real estate	16	16
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	72	74
Investments for account of policyholders	243	187
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,060	7,926
Investments for account of policyholders	128	156
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	93	120
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	73	102
Investments for account of policyholders	6	3
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	597	613
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	(4)	(3)
Investments on balance sheet	(4)	(3)
Off-balance sheet investments third parties	0	(336)
Total revenue-generating investments	(4)	(339)
Total investments on balance sheet	(4)	(3)
Investments in joint ventures	0	0
Investments in associates	(12)	(15)
Other assets	(33,663)	(34,896)
Assets	(33,679)	(34,914)
Eliminations [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	(4)	(3)
Eliminations [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	(4)	(3)
Eliminations [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Eliminations [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Eliminations [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	€ 0	€ 0